Accounts Receivable, Net - Schedule of Analysis of the Allowance for Credit Losses (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Analysis of the Allowance for Credit Losses [Abstract]
Beginning balance	$ 19,598	¥ 132,971	¥ 5,682
Additions (reversal)	(108)	(724)	127,290
Exchange difference		0	(1)
Ending balance	$ 19,490	¥ 132,247	¥ 132,971